Debt - Summary of Short Term Debt Maturities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 160,963,603	$ 102,024,414	$ 9,528
Weighted average interest rate	7.01%	8.50%
Senior Notes 1 [member] | Obligations and senior notes [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 95,821,829	$ 36,698,853
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 65,141,774	$ 65,325,561